15Ga-1 Representations and Warranties Table (FN1)

Asset Class: RMBS

Name of Issuing Entity	Check if registered	Name of Originator (FN2)	Total Assets in ABS by Originator at time of securitization			Assets that Were Subject of Demand (FN3)			Assets that Were Repurchased or Replaced (FN4)			Assets Pending Repurchase or Replacement (within cure period) (FN5)			Demand in Dispute (FN6)			Demand Withdrawn (FN7)			Demand Rejected (FN8)
			#	$	% of prin. balance	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Morgan Stanley Mortgage Loan Trust 2004-3 (0001292211)	X	NC Capital Corporation	1,977	384,899,067	50.81%	-	-	0.00%
		Citicorp	1,686	270,118,896	35.66%	1	2,169	0.00%							1	2,169	0.00%
		Morgan Stanley Mortgage Capital Inc.	260	48,322,315	6.38%	-	-	0.00%
		Washington Mutual, Inc	84	42,959,923	5.67%	-	-	0.00%
		Cendant Mortgage Corporation	57	5,870,327	0.77%	-	-	0.00%
		US Bank, N.A.	26	3,801,164	0.50%	-	-	0.00%
		American Home Mortgage Corp.	8	1,559,387	0.21%	-	-	0.00%
		Total	4,098	757,531,079	100.00%	1	2,169	0.00%	-	-	0.00%	-	-	0.00%	1	2,169	0.00%	-	-	0.00%	-	-	0.00%

Morgan Stanley ABS Capital I Trust 2005-HE4 (0001339262)	X	WMC Mortgage Corp.	2,683	445,546,409	48.92%	1	95,046	0.09%							1	95,046	0.09%
		Decision One Mortgage Company, LLC	2,720	404,386,121	44.40%	-	-	0.00%
		Accredited Home Lenders, Inc.	288	60,894,939	6.69%	-	-	0.00%
		Total	5,691	910,827,469	100.00%	1	95,046	0.09%	-	-	0.00%	-	-	0.00%	1	95,046	0.09%	-	-	0.00%	-	-	0.00%

Morgan Stanley Mortgage Loan Trust 2005-7 (0001342921)	X	Morgan Stanley Mortgage Capital, Inc	1,413	512,060,700	62.23%	2	989,705	0.33%							2	989,705	0.33%
		Mortgage IT, Inc.	591	152,873,077	18.58%	-	-	0.00%
		First National Bank of Nevada	63	30,301,817	3.68%	-	-	0.00%
		Virtual Bank	55	27,013,392	3.28%	-	-	0.00%
		HSBC Mortgage Corp.	45	23,169,510	2.82%	-	-	0.00%
		Quicken Loans, Inc.	63	19,529,800	2.37%	-	-	0.00%
		Hemisphere National Bank	39	18,474,566	2.25%	-	-	0.00%
		Cendant Mortgage Corporation	27	10,630,962	1.29%	-	-	0.00%
		American Home Mortgage Corp.	16	6,550,236	0.80%	-	-	0.00%
		Fifth Third Mortgage Company	44	6,309,929	0.77%	-	-	0.00%
		Aegis Mortgage Corporation	18	6,072,638	0.74%	-	-	0.00%
		RBMG	8	3,849,182	0.47%	-	-	0.00%
		GreenPoint Mortgage Funding, Inc.	19	3,519,122	0.43%	-	-	0.00%
		SunTrust Mortgage, Inc.	8	2,556,185	0.31%	-	-	0.00%
		Total	2,409	822,911,117	100.00%	2	989,705	0.33%	-	-	0.00%	-	-	0.00%	2	989,705	0.33%	-	-	0.00%	-	-	0.00%

Morgan Stanley Mortgage Loan Trust 2005-9AR (0001345809)	X	Morgan Stanley Mortgage Capital Inc.	693	285,924,536	47.17%	21	11,002,329	7.16%							21	11,002,329	7.16%
		First National Bank of Nevada	407	112,426,338	18.55%	17	3,812,198	2.48%							17	3,812,198	2.48%
		Wells Fargo Bank N.A.	166	69,737,846	11.50%	-	-	0.00%
		HSBC Mortgage Corp.	114	64,576,992	10.65%	8	4,881,226	3.18%							8	4,881,226	3.18%
		Mortgage IT, Inc.	173	51,215,542	8.45%	-	-	0.00%
		MILA	60	10,023,129	1.65%	-	-	0.00%
		Wachovia Mortgage Corporation	14	4,507,005	0.74%	4	845,721	0.55%							4	845,721	0.55%
		Quicken Loans, Inc.	19	2,895,883	0.48%	-	-	0.00%
		GreenPoint Mortgage Funding, Inc.	18	2,781,058	0.46%	-	-	0.00%
		NC Capital Corporation	11	2,123,811	0.35%	-	-	0.00%
		Total	1,675	606,212,138	100.00%	50	20,541,474	13.37%	-	-	0.00%	-	-	0.00%	50	20,541,474	13.37%	-	-	0.00%	-	-	0.00%

Morgan Stanley Mortgage Loan Trust 2006-4SL (0001357083)	X	Morgan Stanley Mortgage Capital, Inc	4,062	231,925,806	76.43%	1,957	108,018,905	506.84%							1,957	108,018,905	506.84%
		American Home Mortgage Corp.	782	49,724,595	16.39%	390	22,486,291	105.51%							390	22,486,291	105.51%
		Aegis Mortgage Corporation	551	21,810,365	7.19%	314	11,575,833	54.32%							314	11,575,833	54.32%
		Total	5,395	303,460,767	100.00%	2,661	142,081,030	666.67%	-	-	0.00%	-	-	0.00%	2,661	142,081,030	666.67%	-	-	0.00%	-	-	0.00%

IXIS Real Estate Capital Trust 2006-HE2 (0001360498)	X	Accredited Home Lenders, Inc.	744	160,006,740	16.00%	274	66,538,642	45.61%							274	66,538,642	45.61%
		First NLC Financial Services, LLC	691	151,667,578	15.17%	249	55,709,504	38.19%							249	55,709,504	38.19%
		New Century Mortgage Corporation	693	127,244,249	12.72%	266	49,233,694	33.75%							266	49,233,694	33.75%
		Master Financial, Inc.	620	117,884,093	11.79%	325	59,011,640	40.45%							325	59,011,640	40.45%
		Encore Credit Corp.	439	107,490,981	10.75%	104	26,100,711	17.89%							104	26,100,711	17.89%
		Lenders Direct Capital Corp	460	95,430,611	9.54%	218	45,463,757	31.17%							218	45,463,757	31.17%
		Chapel Mortgage Corp.	375	78,011,251	7.80%	168	36,266,571	24.86%							168	36,266,571	24.86%
		Rose Mortgage, Inc.	220	50,198,048	5.02%	79	18,415,346	12.62%							79	18,415,346	12.62%
		First Bank Mortgage, Inc.	168	29,020,436	2.90%	75	13,836,568	9.49%							75	13,836,568	9.49%
		Funding America, LLC	90	13,740,201	1.37%	28	4,117,461	2.82%							28	4,117,461	2.82%
		FlexPoint Funding Corporation	54	12,744,179	1.27%	12	2,771,515	1.90%							12	2,771,515	1.90%
		First Horizon Home Loan Corp.	84	12,608,667	1.26%	16	2,597,006	1.78%							16	2,597,006	1.78%
		Town and Country	55	12,362,775	1.24%	12	3,391,256	2.32%							12	3,391,256	2.32%
		Lime Financial Services, Ltd.	51	11,811,803	1.18%	29	7,895,368	5.41%							29	7,895,368	5.41%
		Fremont Investment & Loan	50	10,828,089	1.08%	20	5,307,882	3.64%							20	5,307,882	3.64%
		Mandalay Mortgage, LLC	32	8,936,977	0.89%	12	3,494,496	2.40%							12	3,494,496	2.40%
		Total	4,826	999,986,677	100.00%	1,887	400,151,416	274.30%	-	-	0.00%	-	-	0.00%	1,887	400,151,416	274.30%	-	-	0.00%	-	-	0.00%

Morgan Stanley ABS Capital I Trust 2006-HE3 (0001361992)	X	NC Capital Corporation	4,633	856,440,698	41.00%	1	380,686	0.10%							1	380,686	0.10%
		WMC Mortgage Corp.	4,119	835,809,451	40.01%	1,873	412,661,134	112.47%							1,873	412,661,134	112.47%
		Decision One Mortgage Company, LLC	2,435	396,684,793	18.99%	882	149,228,954	40.67%							882	149,228,954	40.67%
		Total	11,187	2,088,934,942	100.00%	2,756	562,270,774	153.24%	-	-	0.00%	-	-	0.00%	2,756	562,270,774	153.24%	-	-	0.00%	-	-	0.00%

Morgan Stanley Home Equity Loan Trust 2006-2 (0001355690)	X	Wilmington Finance Inc.	2,538	454,119,417	45.58%	-	-	0.00%
		Accredited Home Lenders, Inc.	1,209	258,083,904	25.91%	1	157,710	0.09%							1	157,710	0.09%
		Meritage Mortgage Corporation	1,196	191,332,330	19.21%	-	-	0.00%
		First NLC Financial Services, LLC	537	89,286,604	8.96%	-	-	0.00%
		Countrywide Home Loans, Inc.	16	2,791,528	0.28%	-	-	0.00%
		Aames Capital Corporation	5	564,316	0.06%	-	-	0.00%
		Acoustic	1	67,134	0.01%	-	-	0.00%
		Total	5,502	996,245,234	100.00%	1	157,710	0.09%	-	-	0.00%	-	-	0.00%	1	157,710	0.09%	-	-	0.00%	-	-	0.00%

Morgan Stanley ABS Capital I Trust 2006-WMC2 (0001363693)	X	WMC Mortgage Corp.	12,898	2,602,987,083	100.00%	396	89,687,463	20.28%							396	89,687,463	20.28%
		Total	12,898	2,602,987,083	100.00%	396	89,687,463	20.28%	-	-	0.00%	-	-	0.00%	396	89,687,463	20.28%	-	-	0.00%	-	-	0.00%

Morgan Stanley IXIS Real Estate Capital Trust 2006-1 (0001365336)	X	First NLC Financial Services, LLC	1,931	348,537,709	27.12%	-	-	0.00%
		Meritage Mortgage Corporation	1,351	227,192,235	17.68%	-	-	0.00%
		Accredited Home Lenders, Inc.	990	195,186,418	15.19%	1	476,449	0.22%													1	476,449	0.22%
		Wilmington Finance Inc.	918	160,814,388	12.51%	-	-	0.00%
		Master Financial, Inc.	418	117,237,055	9.12%	-	-	0.00%
		Quick Loan Funding Inc.	148	39,473,513	3.07%	-	-	0.00%
		Lenders Direct Capital Corp	180	38,210,095	2.97%	-	-	0.00%
		NC Capital Corporation	209	34,406,391	2.68%	-	-	0.00%
		Funding America, LLC	166	25,247,259	1.96%	-	-	0.00%
		First Bank Mortgage, Inc.	134	23,133,775	1.80%	-	-	0.00%
		Encore Credit Corp.	83	20,634,286	1.61%	-	-	0.00%
		Chapel Mortgage Corp.	72	17,909,028	1.39%	-	-	0.00%
		Rose Mortgage, Inc.	70	15,632,172	1.22%	-	-	0.00%
		Lime Financial Services, Ltd.	44	8,872,986	0.69%	-	-	0.00%
		FlexPoint Funding Corporation	30	6,493,195	0.51%	-	-	0.00%
		Mandalay Mortgage, LLC	6	1,710,084	0.13%	-	-	0.00%
		Fremont Investment & Loan	10	1,446,571	0.11%	-	-	0.00%
		Decision One Mortgage Company, LLC	11	1,375,842	0.11%	-	-	0.00%
		First Horizon Home Loan Corp.	8	978,098	0.08%	-	-	0.00%
		Countrywide Home Loans, Inc.	2	336,200	0.03%	-	-	0.00%
		WMC Mortgage Corp.	3	203,407	0.02%	-	-	0.00%
		Aegis Mortgage Corporation	2	114,699	0.01%	-	-	0.00%
		Total	6,786	1,285,145,406	100.00%	1	476,449	0.22%	-	-	0.00%	-	-	0.00%	-	-	0.00%	-	-	0.00%	1	476,449	0.22%

Morgan Stanley Mortgage Loan Trust 2006-10SL (0001368906)	X	Morgan Stanley Mortgage Capital Inc.	4,295	270,660,228	90.66%	2,737	170,262,849	676.14%							2,737	170,262,849	676.14%
		Aames Capital Corporation	333	17,486,955	5.86%	228	11,775,954	46.76%							228	11,775,954	46.76%
		First National Bank of Nevada	111	7,025,091	2.35%	72	4,258,031	16.91%							72	4,258,031	16.91%
		Decision One Mortgage Company, LLC	80	2,898,016	0.97%	54	1,917,210	7.61%							54	1,917,210	7.61%
		Aegis Mortgage Corporation	8	369,680	0.12%	3	127,288	0.51%							3	127,288	0.51%
		Other	3	103,167	0.03%	3	102,668	0.41%							3	102,668	0.41%
		Total	4,830	298,543,137	100.00%	3,097	188,443,999	748.34%	-	-	0.00%	-	-	0.00%	3,097	188,443,999	748.34%	-	-	0.00%	-	-	0.00%

Morgan Stanley Mortgage Loan Trust 2006-13ARX (0001375284)	X	Morgan Stanley Mortgage Capital Inc.	1,635	525,682,208	86.33%	463	156,526,914	133.91%							463	156,526,914	133.91%
		Wachovia Mortgage Corporation	148	57,338,538	9.42%	2	1,173,038	1.00%													2	1,173,038	1.00%
		Aegis Mortgage Corporation	46	9,861,602	1.62%	-	-	0.00%
		First National Bank of Nevada	17	8,034,105	1.32%	-	-	0.00%
		Hemisphere National Bank	9	4,347,727	0.71%	-	-	0.00%
		American Home Mortgage Corp.	12	2,162,742	0.36%	-	-	0.00%
		Mortgage IT, Inc.	6	1,491,287	0.24%	-	-	0.00%
		Total	1,873	608,918,208	100.00%	465	157,699,951	134.91%	-	-	0.00%	-	-	0.00%	463	156,526,914	133.91%	-	-	0.00%	2	1,173,038	1.00%

Morgan Stanley Mortgage Loan Trust 2006-15XS (0001377601)	X	Morgan Stanley Mortgage Capital Inc.	1,149	306,473,352	45.19%	-	-	0.00%
		American Home Mortgage Corp.	792	159,014,008	23.45%	-	-	0.00%
		GreenPoint Mortgage Funding, Inc.	398	106,555,341	15.71%	-	-	0.00%
		Fifth Third Mortgage Company	76	44,154,331	6.51%	-	-	0.00%
		Mortgage IT, Inc.	168	44,111,931	6.50%	1	71,808	0.03%													1	71,808	0.03%
		Sovereign Bank	34	8,594,708	1.27%	-	-	0.00%
		Hemisphere National Bank	15	5,284,026	0.78%	-	-	0.00%
		First National Bank of Nevada	9	2,195,225	0.32%	-	-	0.00%
		Cendant Mortgage Corporation	9	1,349,177	0.20%	-	-	0.00%
		Quicken Loans, Inc.	3	443,505	0.07%	-	-	0.00%
		Total	2,653	678,175,603	100.00%	1	71,808	0.03%	-	-	0.00%	-	-	0.00%	-	-	0.00%	-	-	0.00%	1	71,808	0.03%

Morgan Stanley Mortgage Loan Trust 2006-14SL (0001378354)	X	Morgan Stanley Mortgage Capital, Inc.	5,459	319,989,811	90.40%	4,586	257,719,021	776.79%							4,586	257,719,021	776.79%
		Aegis Mortgage Corporation	384	22,679,860	6.41%	334	19,393,036	58.45%							334	19,393,036	58.45%
		Decision One Mortgage Company, LLC	194	5,817,286	1.64%	178	5,170,765	15.59%							178	5,170,765	15.59%
		Aames Capital Corporation	89	4,804,266	1.36%	74	3,932,886	11.85%							74	3,932,886	11.85%
		Home 123 Mortgage	6	467,880	0.13%	5	452,568	1.36%							5	452,568	1.36%
		Market Street Mortgage Corporation	5	227,599	0.06%	1	86,226	0.26%							1	86,226	0.26%
		Total	6,137	353,986,702	100.00%	5,178	286,754,503	864.30%	-	-	0.00%	-	-	0.00%	5,178	286,754,503	864.30%	-	-	0.00%	-	-	0.00%

Morgan Stanley Mortgage Loan Trust 2006-16AX (0001377602)	X	Morgan Stanley Mortgage Capital, Inc.	2,227	781,362,983	81.71%	107	29,440,266	10.39%							107	29,440,266	10.39%
		American Home Mortgage Corp.	380	95,644,678	10.00%	40	8,014,832	2.83%							40	8,014,832	2.83%
		Mortgage IT, Inc.	296	77,875,871	8.14%	22	5,810,621	2.05%							22	5,810,621	2.05%
		First National Bank of Nevada	3	1,328,786	0.14%	1	230,308	0.08%							1	230,308	0.08%
		MILA	1	85,077	0.01%	-	-	0.00%
		Total	2,907	956,297,395	100.00%	170	43,496,027	15.35%	-	-	0.00%	-	-	0.00%	170	43,496,027	15.35%	-	-	0.00%	-	-	0.00%

Morgan Stanley IXIS Real Estate Capital Trust 2006-2 (0001380001)	X	First NLC Financial Services, LLC	2,183	376,910,144	27.20%	473	94,997,021	28.35%							473	94,997,021	28.35%
		Accredited Home Lenders, Inc.	1,564	312,165,674	22.53%	270	55,916,034	16.69%							270	55,916,034	16.69%
		Master Financial, Inc.	1,187	305,305,688	22.03%	403	110,767,383	33.06%							403	110,767,383	33.06%
		Wilmington Finance, Inc	1,148	254,094,803	18.34%	223	49,791,236	14.86%							223	49,791,236	14.86%
		Encore Credit Corp.	148	34,885,134	2.52%	39	10,346,472	3.09%							39	10,346,472	3.09%
		New Century Mortgage Corporation	141	34,852,040	2.51%	44	10,295,450	3.07%							44	10,295,450	3.07%
		Lenders Direct Capital Corp	76	16,359,227	1.18%	37	7,570,302	2.26%							37	7,570,302	2.26%
		Rose Mortgage, Inc.	73	15,765,193	1.14%	14	2,381,917	0.71%							14	2,381,917	0.71%
		Funding America, LLC	67	10,919,350	0.79%	12	2,274,231	0.68%							12	2,274,231	0.68%
		First Horizon Home Loan Corp.	53	7,379,370	0.53%	14	2,062,608	0.62%							14	2,062,608	0.62%
		Mandalay Mortgage, LLC	17	3,762,386	0.27%	4	779,227	0.23%							4	779,227	0.23%
		Lime Financial Services, Ltd.	17	3,390,226	0.24%	5	822,270	0.25%							5	822,270	0.25%
		Maxim	23	3,263,735	0.24%	7	1,055,023	0.31%							7	1,055,023	0.31%
		First Bank Mortgage, Inc.	23	2,754,292	0.20%	4	437,888	0.13%							4	437,888	0.13%
		Quicken Loans, Inc.	8	1,843,538	0.13%	1	438,771	0.13%							1	438,771	0.13%
		FlexPoint Funding Corporation	4	1,050,872	0.08%	2	555,897	0.17%							2	555,897	0.17%
		Meritage Mortgage Corporation	3	499,937	0.04%	1	153,161	0.05%							1	153,161	0.05%
		Aames Capital Corporation	2	472,241	0.03%	1	303,961	0.09%							1	303,961	0.09%
		Resmae	1	105,404	0.01%	-	-	0.00%
		Countrywide Home Loans, Inc.	2	40,924	0.00%	-	-	0.00%
		Total	6,740	1,385,820,181	100.00%	1,554	350,948,851	104.75%	-	-	0.00%	-	-	0.00%	1,554	350,948,851	104.75%	-	-	0.00%	-	-	0.00%

Morgan Stanley Mortgage Loan Trust 2006-17XS (0001382250)	X	Morgan Stanley Mortgage Capital Inc.	755	236,733,850	44.71%	-	-	0.00%
		GreenPoint Mortgage Funding, Inc.	413	99,102,408	18.71%	1	73,251	0.04%							1	73,251	0.04%
		American Home Mortgage Corp.	462	82,728,963	15.62%	-	-	0.00%
		Indymac Bank FSB	146	42,949,119	8.11%	-	-	0.00%
		Wachovia Mortgage Corporation	154	41,465,587	7.83%	-	-	0.00%
		First National Bank of Nevada	66	15,442,713	2.92%	-	-	0.00%
		Hemisphere National Bank	32	10,873,273	2.05%	-	-	0.00%
		Mortgage IT, Inc.	1	246,200	0.05%	-	-	0.00%
		Total	2,029	529,542,112	100.00%	1	73,251	0.04%	-	-	0.00%	-	-	0.00%	1	73,251	0.04%	-	-	0.00%	-	-	0.00%

Morgan Stanley ABS Capital I Trust 2007-HE1 (0001385840)	X	NC Capital Corporation	4,946	926,878,873	71.09%	-	-	0.00%
		Decision One Mortgage Company, LLC	2,078	376,930,272	28.91%	1	106,470	0.03%							1	106,470	0.03%
		Total	7,024	1,303,809,144	100.00%	1	106,470	0.03%	-	-	0.00%	-	-	0.00%	1	106,470	0.03%	-	-	0.00%	-	-	0.00%

Morgan Stanley ABS Capital I Trust 2007-NC1 (0001385136)	X	NC Capital Corporation	6,546	1,250,004,289	100.00%	1,836	447,342,879	122.88%							1,836	447,342,879	122.88%
		Total	6,546	1,250,004,289	100.00%	1,836	447,342,879	122.88%	-	-	0.00%	-	-	0.00%	1,836	447,342,879	122.88%	-	-	0.00%	-	-	0.00%

Morgan Stanley Mortgage Loan Trust 2007-1XS (0001386631)	X	Morgan Stanley Mortgage Capital Inc.	809	250,559,137	49.44%	1	148,230	0.08%							1	148,230	0.08%
		First National Bank of Nevada	429	90,480,424	17.85%	-	-	0.00%
		American Home Mortgage Corp.	214	36,667,912	7.24%	-	-	0.00%
		Indymac Bank FSB	114	34,569,526	6.82%	-	-	0.00%
		GreenPoint Mortgage Funding, Inc.	149	32,747,315	6.46%	-	-	0.00%
		Virtual Bank	76	32,670,479	6.45%	-	-	0.00%
		Wachovia Mortgage Corporation	64	16,955,412	3.35%	-	-	0.00%
		Wilmington Finance, Inc	45	8,321,687	1.64%	-	-	0.00%
		Mortgage IT, Inc.	6	1,632,319	0.32%	-	-	0.00%
		Sovereign Bank	5	1,202,630	0.24%	-	-	0.00%
		Cendant Mortgage Corporation	5	619,133	0.12%	-	-	0.00%
		Quicken Loans, Inc.	3	380,217	0.08%	-	-	0.00%
		Total	1,919	506,806,191	100.00%	1	148,230	0.08%	-	-	0.00%	-	-	0.00%	1	148,230	0.08%	-	-	0.00%	-	-	0.00%

Morgan Stanley Mortgage Loan Trust 2007-2AX (0001386632)	X	Morgan Stanley Mortgage Capital, Inc	1,459	476,270,245	73.20%	1	355,706	0.18%							1	355,706	0.18%
		Wachovia Mortgage Corporation	166	58,167,556	8.94%	-	-	0.00%
		GreenPoint Mortgage Funding, Inc.	184	46,843,607	7.20%	-	-	0.00%
		Indymac Bank FSB	149	35,826,821	5.51%	-	-	0.00%
		American Home Mortgage Corp.	45	11,260,098	1.73%	-	-	0.00%
		NC Capital Corporation	31	8,411,087	1.29%	-	-	0.00%
		Mortgage IT, Inc.	27	7,455,101	1.15%	-	-	0.00%
		Hemisphere National Bank	13	6,179,995	0.95%	-	-	0.00%
		First National Bank of Nevada	1	232,000	0.04%	-	-	0.00%
		Total	2,075	650,646,510	100.00%	1	355,706	0.18%	-	-	0.00%	-	-	0.00%	1	355,706	0.18%	-	-	0.00%	-	-	0.00%

Morgan Stanley Mortgage Loan Trust 2007-3XS (0001390267)	X	Morgan Stanley Mortgage Capital Inc.	950	303,460,549	57.14%	-	-	0.00%
		First National Bank of Nevada	471	99,768,551	18.78%	-	-	0.00%
		Virtual Bank	103	51,821,455	9.76%	-	-	0.00%
		American Home Mortgage Corp.	148	31,314,634	5.90%	-	-	0.00%
		GreenPoint Mortgage Funding, Inc.	68	15,456,461	2.91%	-	-	0.00%
		Wilmington Finance, Inc	87	15,004,143	2.83%	1	112,708	0.05%							1	112,708	0.05%
		Mortgage IT, Inc.	33	6,981,962	1.31%	-	-	0.00%
		Wachovia Mortgage Corporation	24	5,562,108	1.05%	-	-	0.00%
		Indymac Bank FSB	3	1,385,520	0.26%	-	-	0.00%
		Sovereign Bank	1	354,124	0.07%	-	-	0.00%
		Total	1,888	531,109,506	100.00%	1	112,708	0.05%	-	-	0.00%	-	-	0.00%	1	112,708	0.05%	-	-	0.00%	-	-	0.00%

Morgan Stanley Mortgage Loan Trust 2007-5AX (0001390268)	X	Morgan Stanley Mortgage Capital Inc.	1,167	438,964,363	76.66%	139	29,942,047	18.89%							139	29,942,047	18.89%
		Wilmington Finance, Inc	167	44,081,634	7.70%	-	-	0.00%
		Wachovia Mortgage Corporation	111	33,668,479	5.88%	-	-	0.00%
		Indymac Bank FSB	68	16,239,737	2.84%	-	-	0.00%
		American Home Mortgage Corp.	28	15,837,674	2.77%	-	-	0.00%
		NC Capital Corporation	32	9,418,449	1.64%	-	-	0.00%
		Virtual Bank	15	9,184,367	1.60%	-	-	0.00%
		RBMG	8	2,197,754	0.38%	-	-	0.00%
		Quicken Loans, Inc.	5	1,930,467	0.34%	-	-	0.00%
		Mortgage IT, Inc.	1	802,000	0.14%	-	-	0.00%
		First National Bank of Nevada	2	292,858	0.05%	-	-	0.00%
		Total	1,604	572,617,782	100.00%	139	29,942,047	18.89%	-	-	0.00%	-	-	0.00%	139	29,942,047	18.89%	-	-	0.00%	-	-	0.00%

Morgan Stanley ABS Capital I Trust 2007-HE3 (0001390482)	X	Fremont Investment & Loan	3,653	706,017,441	76.46%	1	115,990	0.04%													1	115,990	0.04%
		NC Capital Corporation	1,408	217,345,973	23.54%	-	-	0.00%
		Total	5,061	923,363,413	100.00%	1	115,990	0.04%	-	-	0.00%	-	-	0.00%	-	-	0.00%	-	-	0.00%	1	115,990	0.04%

Morgan Stanley Mortgage Loan Trust 2007-4SL (0001389827)	X	Morgan Stanley Mortgage Capital, Inc	5,106	302,029,371	99.52%	3,818	220,503,528	580.04%							3,818	220,503,528	580.04%
		American Home Mortgage Corp.	10	1,087,691	0.36%	10	1,065,391	2.80%							10	1,065,391	2.80%
		Decision One Mortgage Company, LLC	12	373,329	0.12%	11	358,828	0.94%							11	358,828	0.94%
		Total	5,128	303,490,391	100.00%	3,839	221,927,747	583.78%	-	-	0.00%	-	-	0.00%	3,839	221,927,747	583.78%	-	-	0.00%	-	-	0.00%

Morgan Stanley ABS Capital I Trust 2007-HE5 (0001395812)	X	WMC Mortgage Corp.	2,927	608,115,085	51.32%	581	122,140,186	29.46%							581	122,140,186	29.46%
		Decision One Mortgage Company, LLC	2,891	576,890,756	48.68%	490	97,756,227	23.58%							490	97,756,227	23.58%
		Total	5,818	1,185,005,841	100.00%	1,071	219,896,413	53.04%	-	-	0.00%	-	-	0.00%	1,071	219,896,413	53.04%	-	-	0.00%	-	-	0.00%

Morgan Stanley ABS Capital I Trust 2007-NC2 (0001396589)	X	New Century Mortgage Corporation	5,657	1,080,936,110	100.00%	2,891	577,172,026	165.74%							2,891	577,172,026	165.74%
		Total	5,657	1,080,936,110	100.00%	2,891	577,172,026	165.74%	-	-	0.00%	-	-	0.00%	2,891	577,172,026	165.74%	-	-	0.00%	-	-	0.00%

Morgan Stanley Mortgage Loan Trust 2007-8XS (0001401131)	X	Morgan Stanley Mortgage Capital Inc.	1,311	471,687,117	81.28%	-	-	0.00%
		Fifth Third Mortgage Company	56	35,518,829	6.12%	-	-	0.00%
		Wilmington Finance, Inc	166	34,911,546	6.02%	1	316,747	0.13%							1	316,747	0.13%
		GreenPoint Mortgage Funding, Inc.	144	19,273,661	3.32%	-	-	0.00%
		Hemisphere National Bank	19	5,723,761	0.99%	-	-	0.00%
		American Home Mortgage Corp.	25	5,560,561	0.96%	-	-	0.00%
		Virtual Bank	10	3,820,946	0.66%	-	-	0.00%
		Mortgage IT, Inc.	16	3,451,889	0.59%	-	-	0.00%
		Sovereign Bank	2	400,288	0.07%	-	-	0.00%
		Total	1,749	580,348,598	100.00%	1	316,747	0.13%	-	-	0.00%	-	-	0.00%	1	316,747	0.13%	-	-	0.00%	-	-	0.00%

Morgan Stanley ABS Capital I Trust 2007-HE6 (0001399798)	X	WMC Mortgage Corp.	3,399	665,555,880	54.09%	2,055	406,313,335	90.02%							2,055	406,313,335	90.02%
		Decision One Mortgage Company, LLC	2,776	564,944,085	45.91%	1,590	341,216,837	75.60%							1,590	341,216,837	75.60%
		Total	6,175	1,230,499,966	100.00%	3,645	747,530,173	165.62%	-	-	0.00%	-	-	0.00%	3,645	747,530,173	165.62%	-	-	0.00%	-	-	0.00%

Morgan Stanley ABS Capital I Trust 2007-NC3 (0001399508)	X	New Century Mortgage Corporation	6,791	1,304,294,285	100.00%	1,187	208,344,497	45.40%							1,187	208,344,497	45.40%
		Total	6,791	1,304,294,285	100.00%	1,187	208,344,497	45.40%	-	-	0.00%	-	-	0.00%	1,187	208,344,497	45.40%	-	-	0.00%	-	-	0.00%

Morgan Stanley ABS Capital I Trust 2007-NC4 (0001402375)	X	New Century Mortgage Corporation	5,340	1,050,780,918	100.00%	1,214	243,014,433	78.48%							1,214	243,014,433	78.48%
		Total	5,340	1,050,780,918	100.00%	1,214	243,014,433	78.48%	-	-	0.00%	-	-	0.00%	1,214	243,014,433	78.48%	-	-	0.00%	-	-	0.00%

Morgan Stanley Mortgage Loan Trust 2007-10XS (0001402376)	X	Morgan Stanley Mortgage Capital Inc.	1,049	436,031,040	78.22%	2	786,937	0.35%							2	786,937	0.35%
		First National Bank of Nevada	218	44,979,874	8.07%	1	115,431	0.05%							1	115,431	0.05%
		GreenPoint Mortgage Funding, Inc.	62	30,505,353	5.47%	-	-	0.00%
		Wachovia Mortgage Corporation	82	23,486,489	4.21%	-	-	0.00%
		US Bank, N.A.	26	17,891,650	3.21%	-	-	0.00%
		Wilmington Finance, Inc	24	4,562,636	0.82%	-	-	0.00%
		Total	1,461	557,457,043	100.00%	3	902,368	0.40%	-	-	0.00%	-	-	0.00%	3	902,368	0.40%	-	-	0.00%	-	-	0.00%

Morgan Stanley Structured Trust I 2007-1 (0001404067)	X	First NLC Financial Services, LLC	2,263	404,184,738	54.98%	1,002	172,001,715	65.92%	38	5,102,421	1.96%	6	1,075,573	0.41%	958	165,823,721	63.55%
		Accredited Home Lenders, Inc.	1,468	273,001,764	37.14%	347	59,040,185	22.63%							347	59,040,185	22.63%
		New Century Mortgage Corporation	454	36,745,261	5.00%	103	20,040,726	7.68%	9	1,753,138	0.67%				94	18,287,588	7.01%
		WMC Mortgage Corp.	129	8,955,979	1.22%	25	2,282,219	0.87%							25	2,282,219	0.87%
		Fremont Investment & Loan	42	10,091,794	1.37%	26	6,378,796	2.44%							26	6,378,796	2.44%
		Decision One Mortgage Company, LLC	7	531,854	0.07%	-	-	0.00%
		Wilmington Finance, Inc	5	724,533	0.10%	2	398,717	0.15%							2	398,717	0.15%
		Aames Capital Corporation	2	333,150	0.05%	-	-	0.00%
		Aegis Mortgage Corporation	1	169,589	0.02%	-	-	0.00%
		MILA	1	156,643	0.02%	-	-	0.00%
		Option One	1	204,566	0.03%	1	201,874	0.08%							1	201,874	0.08%
		Total	4,373	735,099,870	100.00%	1,506	260,344,231	99.77%	47	6,855,558	2.63%	6	1,075,573	0.41%	1,453	252,413,099	96.73%	-	-	0.00%	-	-	0.00%

Morgan Stanley Mortgage Loan Trust 2007-12 (0001406986)	X	Morgan Stanley Mortgage Capital Inc.	671	431,512,694	83.60%	248	144,604,763	87.03%							248	144,604,763	87.03%
		Quicken Loans, Inc.	53	32,262,037	6.25%	2	1,218,549	0.73%							2	1,218,549	0.73%
		First National Bank of Nevada	25	16,603,321	3.22%	1	461,387	0.28%							1	461,387	0.28%
		Greenpoint Mortgage Funding, Inc.	19	13,674,845	2.65%	-	-	0.00%
		US Bank, NA	20	12,738,841	2.47%	-	-	0.00%
		Wachovia Mortgage Corporation	13	6,459,933	1.25%	-	-	0.00%
		Indymac Bank FSB	16	2,639,344	0.51%	1	176,000	0.11%							1	176,000	0.11%
		Wilmington Finance, Inc.	2	287,989	0.06%	-	-	0.00%
		Total	819	516,179,004	100.00%	252	146,460,699	88.15%	-	-	0.00%	-	-	0.00%	252	146,460,699	88.15%	-	-	0.00%	-	-	0.00%

Morgan Stanley ABS Capital I Trust 2007-HE7 (0001412891)	X	New Century Mortgage Corporation	4,654	987,136,061	63.36%	1	497,197	0.08%							1	497,197	0.08%
		First NLC Financial Services, LLC	1,241	224,149,032	14.39%	-	-	0.00%
		Accredited Home Lenders, Inc.	1,226	237,364,650	15.24%	200	41,659,610	6.97%							200	41,659,610	6.97%
		Decision One Mortgage Company, LLC	539	108,273,117	6.95%	-	-	0.00%
		WMC Mortgage Corp.	3	326,828	0.02%	-	-	0.00%
		MILA	2	356,636	0.02%	-	-	0.00%
		Fremont Investment & Loan	1	210,471	0.01%	-	-	0.00%
		Wilmington Finance, Inc	1	114,644	0.01%	-	-	0.00%
		Total	7,667	1,557,931,439	100.00%	201	42,156,807	7.05%	-	-	0.00%	-	-	0.00%	201	42,156,807	7.05%	-	-	0.00%	-	-	0.00%

Morgan Stanley Mortgage Loan Trust 2007-14AR (0001412590)	X	Morgan Stanley Mortgage Capital, Inc	996	600,215,388	65.69%	1	561,000	0.18%							1	561,000	0.18%
		American Home Mortgage Corp.	236	154,025,972	16.86%	-	-	0.00%
		National City Mortgage Co.	106	84,083,858	9.20%	-	-	0.00%
		Fifth Third Mortgage Company	19	14,900,553	1.63%	-	-	0.00%
		First National Bank of Nevada	31	11,402,698	1.25%	-	-	0.00%
		Wachovia Mortgage Corporation	33	10,722,609	1.17%	-	-	0.00%
		Indymac Bank FSB	47	10,538,345	1.15%	-	-	0.00%
		US Bank, N.A.	16	8,016,910	0.88%	-	-	0.00%
		GreenPoint Mortgage Funding, Inc.	10	6,121,665	0.67%	-	-	0.00%
		Wells Fargo Bank N.A.	16	5,683,478	0.62%	-	-	0.00%
		New Century Mortgage Corporation	13	3,965,702	0.43%	-	-	0.00%
		Quicken Loans, Inc.	5	2,059,632	0.23%	-	-	0.00%
		Wilmington Finance, Inc	6	1,311,181	0.14%	-	-	0.00%
		NetBank	1	362,000	0.04%	-	-	0.00%
		Lydian Private Bank	1	304,000	0.03%	-	-	0.00%
		Total	1,536	913,713,990	100.00%	1	561,000	0.18%	-	-	0.00%	-	-	0.00%	1	561,000	0.18%	-	-	0.00%	-	-	0.00%

Aggregate Total			166,267	32,939,619,540		36,013	5,390,692,792		47	6,855,558		6	1,075,573		35,955	5,380,924,376		-	-		5	1,837,284

Asset Class: CMBS

Name of Issuing Entity	Check if Registered	Name of Originator (FN2)	Total Assets in ABS by Originator at time of securitization			Assets that Were Subject of Demand (FN3)			Assets that Were Repurchased or Replaced (FN4)			Assets Pending Repurchase or Replacement (within cure period) (FN5)			Demand in Dispute (FN6)			Demand Withdrawn (FN7)			Demand Rejected (FN8)
			#	$	% of prin. balance	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Morgan Stanley Dean Witter Capital I Series 2001-TOP1 (0001133471)	X	Wells Fargo Bank, N.A.	56	266,479,302	23.0%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Principal Commercial Funding, LLC	45	254,755,877	22.0%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Morgan Stanley Dean Witter Mortgage Capital Inc.	15	221,328,651	19.1%	1	5,875,795	25.72%	0	-	0.00%	0	-	0.00%	0	-	0.00%	1	5,875,795	25.72%	0	-	0.00%
		John Hancock Real Estate Finance, Inc.	26	217,006,668	18.8%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Bear Stearns Funding, Inc.	19	196,855,672	17.0%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Total	161	1,156,426,170		1	5,875,795	25.72%	0	-	0.00%	0	-	0.00%	0	-	0.00%	1	5,875,795	25.72%	0	-	0.00%

Morgan Stanley Dean Witter Capital I Series 2001-TOP3 (0001157811)	X	Wells Fargo Bank, N.A.	69	367,697,612	35.8%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Principal Commercial Funding, LLC	44	277,309,712	27.0%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Bear Stearns Funding, Inc.	14	140,271,049	13.6%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Morgan Stanley Dean Witter Mortgage Capital Inc.	12	137,669,818	13.4%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		John Hancock Real Estate Finance, Inc.	17	105,164,070	10.2%	1	13,895,199	21.97%	0	-	0.00%	0	-	0.00%	1	13,895,199	21.97%	0	-	0.00%	0	-	0.00%
		Total	156	1,028,112,260		1	13,895,199	21.97%	0	-	0.00%	0	-	0.00%	1	13,895,199	21.97%	0	-	0.00%	0	-	0.00%

Morgan Stanley Capital I Series 2006-IQ11 (0001362475)	X	Morgan Stanley Mortgage Capital Inc.	67	772,319,208	47.8%	1	11,656,384	1.04%	0	-	0.00%	0	-	0.00%	1	11,656,384	1.04%	0	-	0.00%	0	-	0.00%
		NCB, FSB	76	186,437,861	11.5%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		IXIS Real Estate Capital Inc.	29	394,907,946	24.4%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Massachusetts Mutual Life Insurance Company	23	106,224,406	6.6%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		SunTrust Bank	13	84,420,011	5.2%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Union Central Mortgage Funding, Inc.	23	48,313,591	3.0%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		National Consumer Cooperative Bank	1	23,491,609	1.5%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Total	232	1,616,114,631		1	11,656,384	1.04%	0	-	0.00%	0	-	0.00%	1	11,656,384	1.04%	0	-	0.00%	0	-	0.00%

Morgan Stanley Capital I Series 2007-IQ14 (0001398854)	X	LaSalle Bank National Association	198	1,694,631,724	34.5%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Morgan Stanley Mortgage Capital Inc.	34	1,345,579,291	27.4%	1	81,000,000	2.33%	0	-	0.00%	0	-	0.00%	1	81,000,000	2.33%	0	-	0.00%	0	-	0.00%
		National City Bank	3	15,891,386	0.3%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Principal Commercial Funding II, LLC	42	719,946,862	14.7%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Prudential Mortgage Capital Funding, LLC	33	361,597,850	7.4%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Royal Bank of Canada	27	458,174,265	9.3%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Wells Fargo Bank, National Association	86	309,047,710	6.3%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Total	423	4,904,869,086		1	81,000,000	2.33%	0	-	0.00%	0	-	0.00%	1	81,000,000	2.33%	0	-	0.00%	0	-	0.00%

Aggregate Total			972	8,705,522,147		4	112,427,378		0	-		0	-		3	106,551,583		1	5,875,795		0	-

FOOTNOTES

FN1: In connection with the preparation of Form ABS 15Ga-1, we undertook the following steps to gather the information required by Rule 15Ga-1:  (i) identifying all asset-backed securities transactions in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of our affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and any other parties to the transaction who might have received repurchase requests (such parties, “Demand Entities”), and (iv) making written request of each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction that was not previously provided to us.   We followed up written requests made of Demand Entities as we deemed appropriate.  In addition, we requested information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010.  It is possible that this disclosure does not contain information about all investor demands upon those parties made prior to July 22, 2010.

FN2: We identified the "originator" on the same basis that we would identify the originator for purposes of Regulation AB (Subpart 229.1100 – Asset-Backed Securities (Regulation AB), 17 C.F.R. §§229.1100-229.1123) for registered transactions.

FN3: Reflects aggregate numbers for all demand activity shown in this table.

FN4: Includes loans for which the repurchase price or replacement asset was received during the reporting period.  The demand related to loans reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

FN5: Includes loans for which the securitizer is aware that the responsible party has agreed to repurchase or replace the loan but has not yet repurchased or replaced such loans.  The demand related to loans reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

FN6: Includes demands received during and prior to the reporting period covered by this Form ABS-15Ga-1 unless the loan falls into one of the other categories reflected on this chart or the demand was received prior to this reporting period and was finally resolved prior to this reporting period.  If the securitizer is not the party responsible for repurchasing a loan subject to a demand, the loan is reflected in this column until the securitizer has been informed by the related trustee that the loan has been repurchased or replaced.

FN7: Includes loans for which the buyback demand was withdrawn by the party submitting the demand during the reporting period covered by this Form ABS-15Ga-1.  The demand related to loans reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

FN8: Includes loans (i) for which a demand was received, a rebuttal was made and there was no response within 90 days of the rebuttal and (ii) for which the related obligor has repaid the loan in full, in each case during the reporting period covered by this Form ABS-15Ga-1.  The demand related to loans reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

FN9: Principal balance was determined as of the earlier of (i) the principal balance reported in the December 2013 distribution date report and (ii) the principal balance on the distribution date immediately preceding the period for which the distribution date report reflected that the loan was removed from the pool.  Liquidated loans reflect amounts received as borrower payments, insurance proceeds and all other liquidation proceeds. The table below identifies the number of loans in a transaction for which the securitizer is unable to locate the current principal balance and accordingly, the original principal balance of such loans are used:

Transaction	Number of Loans
Morgan Stanley ABS Capital I Trust 2007-NC3 (0001399508)	7
Morgan Stanley Mortgage Loan Trust 2007-4SL (0001389827)	59
Morgan Stanley Mortgage Loan Trust 2006-14SL (0001378354)	35
Morgan Stanley ABS Capital I Trust 2007-HE6 (0001399798)	11
Morgan Stanley Structured Trust I 2007-1 (0001404067)	3

FN10: % of principal balance was calculated by using the principal balance as described in footnote 9 divided by the aggregate principal balance of the pool assets reported in the December 2013 distribution date report.  Because the aggregate principal balance of the remaining pool assets may be less than the principal balance of the repurchase demands calculated as described in footnote 9, the percentage shown in this column may exceed 100%.